December 11, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Highland Funds I

File Nos. 333-132400 and 811-21866

Dear Sir or Madam:

On behalf of Highland Funds I (the “Trust”) and pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Highland Long/Short Healthcare Fund, a series of the Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing submitted via EDGAR on November 20, 2019 (Accession No.: 0001193125-19-296209). If you have any questions, please contact me at (610) 676-3456.

Very truly yours,

/s/ Dianne M. Descoteaux
Dianne M. Descoteaux

Cc: L. Thedford